NEW YORK LIFE STABLE VALUE FUND	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
Employee Benefit Plan Stable Value Fund [Line Items]
NEW YORK LIFE STABLE VALUE FUND

NOTE F - NEW YORK LIFE Stable Value Fund

The investment in the Stable Value Fund is a contractual account with New York Life Trust Company (“New York Life”). New York Life maintains the Plan’s contributions in a separate account. The account is credited with earnings on the underlying investments and charged for participant withdrawals and administrative expenses. The investment contract issuer, New York Life, is contractually obligated to repay the principal and a specified interest rate that is guaranteed to the Plan. The crediting rate is based on a formula established by the contract issuer but may not be less than zero percent. Such interest rates are reviewed on a quarterly basis for resetting. The contract does not have a maturity date.

The Plan must provide 12 months’ notice to the contract issuer to redeem its interest in this investment at contract value.

Contract value is the relevant measurement attribute for the portion of net assets available for benefits attributable to the investment contract because the investment contract is fully benefit-responsive. The Statements of Net Assets Available for Benefits presents the New York Life Stable Value Fund at contract value. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investments at contract value.

Certain events could limit the ability of the Plan to transact at contract value with the issuer. Such events include the following: (1) total or partial Plan termination; (2) changes to the Plan’s prohibition on competing investment options; (3) mergers; (4) spin-offs; (5) lay-offs; (6) early retirement incentive programs; (7) sales or closings of all or part of a participating plan sponsor’s operations; (8) bankruptcy; (9) receivership; or (10) the failure of the trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA. The Plan administrator does not believe that the occurrence of any such event, which would limit the Plan’s ability to transact at contract value with participants, is probable.